Offerings	Nov. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, pursuant to the 2025 Employ Stock Purchase Plan
Amount Registered | shares	5,639,000
Proposed Maximum Offering Price per Unit	6.01
Maximum Aggregate Offering Price	$ 33,890,390.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,680.26
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock"), this registration statement ("Registration Statement") shall cover any additional Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents shares of Common Stock reserved for issuance under the Kodiak AI, Inc. 2025 Employee Stock Purchase Plan (the "ESPP"). The proposed maximum aggregate offering price ("PMOPU") is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market ("Nasdaq") on November 25, 2025, which was approximately $6.01 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	36,583,458
Proposed Maximum Offering Price per Unit	6.01
Maximum Aggregate Offering Price	$ 219,866,582.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,363.58
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of the Common Stock, this Registration Statement shall cover any additional Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, this Registration Statement registers the resale of shares of the Registrant's Common Stock by certain selling securityholders (the "Selling Securityholders") identified in the prospectus (the "Reoffer Prospectus") included in and filed with this Registration Statement, for which no additional registration fee is required pursuant to Rule 457(h)(3) under the Securities Act. Represents 36,583,458 shares of Common Stock reserved for issuance under the Kodiak AI, Inc. 2025 Equity Incentive Plan (the "2025 Plan"). Includes (i) an aggregate of 19,234,803 shares of Common Stock underlying restricted stock units (the "Earn Out RSUs") that will vest upon achievement of certain milestones and satisfaction of certain service-based vesting requirements, as disclosed in a registration statement on Form S-4 (File No. 333-287278) initially filed by the Registrant on May 14, 2025 and subsequently amended (as amended, the "Business Combination Registration Statement"), including 6,406,416 shares of Common Stock that may be issued upon the exercise of Earn Out RSUs granted to the Selling Securityholders being offered for resale and (ii) 8,388,458 shares of Common Stock that may be reserved for issuance under the 2025 Plan for shares of Common Stock underlying equity awards (the "Rollover Awards") outstanding under the Kodiak Robotics, Inc. 2018 Equity Incentive Plan, as amended (the "2018 Plan"), that were assumed in the Business Combination (as defined in this Registration Statement) and that, following the effectiveness of the 2025 Plan, are cancelled or forfeited, expire or otherwise terminate without being exercised in full, are tendered to or withheld by the Registrant to satisfy exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest. The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on Nasdaq on November 25, 2025, which was approximately $6.01 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, pursuant to equity awards under the 2018 Equity Incentive Plan
Amount Registered | shares	55,923,048
Proposed Maximum Offering Price per Unit	1.88
Maximum Aggregate Offering Price	$ 105,135,330.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,519.19
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of the Common Stock, this Registration Statement shall cover any additional Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, this Registration Statement registers the resale of shares of the Registrant's Common Stock by the Selling Securityholders, for which no additional registration fee is required pursuant to Rule 457(h)(3) under the Securities Act. Represents shares of Common Stock that may be issued pursuant to the exercise of outstanding stock options to purchase Common Stock under the 2018 Plan. Includes 18,647,396 shares of Common Stock that may be issued upon the exercise of options granted to the Selling Securityholders being offered for resale. Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $1.88 per share represents the weighted average exercise price per share of outstanding equity awards under the 2018 Plan.